Quarterly Results of Operations - Unaudited Quarterly Results of Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Results Of Operations [Line Items]
Restructuring charges and other, net	$ (1.5)		$ 21.0	$ 1.8	$ 21.0	$ 20.7	$ 0	$ (0.3)
Non cash benefit due to reversal of deferred tax valuation allowance		15.8				15.8	16.9	248.5
2012 Restructuring Program [Member]
Quarterly Results Of Operations [Line Items]
Restructuring charges and other, net			$ 24.1	$ 2.2		$ 24.1